Transactions with related parties - Steamship (Details) - USD ($)		9 Months Ended	12 Months Ended
	Nov. 29, 2021	Dec. 31, 2021	Dec. 31, 2022
Transactions with related parties
Management fees to related parties		$ 74,000	$ 878,000
Due to related parties		59,000	410,000
Steamship Shipbroking Enterprises Inc
Transactions with related parties
Due to related parties		33,000	410,000
Steamship Shipbroking Enterprises Inc | Insurance, administrative and brokerage services
Transactions with related parties
Threshold term for termination of agreement with prior written notice	3 months
Steamship Shipbroking Enterprises Inc | Insurance, administrative and brokerage services | General and Administration Expenses
Transactions with related parties
Expense for accrued bonuses under agreement		0	185,000
Steamship Shipbroking Enterprises Inc | Insurance and administrative services | Management fees to related parties
Transactions with related parties
Management fees to related parties		12,000	141,000
Steamship Shipbroking Enterprises Inc | Insurance-related services | If vessel is employed or available for employment
Transactions with related parties
Amount agreed to be paid for each vessel	$ 500
Steamship Shipbroking Enterprises Inc | Insurance-related services | If vessel is laid-up and not available for employment for at least 15 calendar days of such month
Transactions with related parties
Amount agreed to be paid for each vessel	$ 250
Steamship Shipbroking Enterprises Inc | Administrative services agreement
Transactions with related parties
Threshold term for termination of agreement with prior written notice	30 days
Monthly fee	$ 10,000
Steamship Shipbroking Enterprises Inc | Brokerage service agreement
Transactions with related parties
Variable fee on hire and on freight	2.50%
Management fee per vessel per month	$ 95,000
Management fees to related parties		178,000	1,614,000
Steamship Shipbroking Enterprises Inc | Brokerage service agreement | General and Administration Expenses
Transactions with related parties
Management fees to related parties		145,000	1,140,000
Steamship Shipbroking Enterprises Inc | Brokerage service agreement | Voyage expenses
Transactions with related parties
Management fees to related parties		$ 33,000	$ 474,000